Accounting principles, rules and methods - Consolidation scope and methods (Details)	12 Months Ended
Dec. 31, 2023
Instituto Biophytis Do Brasil [Member]
Accounting principles, rules and methods
Percentage of ownership	94.60%
Biophytis Inc [Member]
Accounting principles, rules and methods
Percentage of ownership	100.00%